Business, Liquidity and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Fair value liability for price adjustable warrants	$ 5,582	$ 9,225	$ 5,226
Fair value liability for shares to be issued		75	1,019
Fair value on recurring basis
Liabilities:
Fair value liability for price adjustable warrants	$ 5,582	9,225	5,226
Fair value liability for shares to be issued		75	1,019
Total liabilities at fair value	$ 5,582	$ 9,300	$ 6,245
Fair value on recurring basis | Level 1 Quoted prices in active markets for identical assets
Liabilities:
Fair value liability for price adjustable warrants
Fair value liability for shares to be issued		$ 75	$ 1,019
Total liabilities at fair value		$ 75	$ 1,019
Fair value on recurring basis | Level 2 Significant other observable inputs
Liabilities:
Fair value liability for price adjustable warrants
Fair value liability for shares to be issued
Total liabilities at fair value
Fair value on recurring basis | Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$ 5,582	$ 9,225	$ 5,226
Fair value liability for shares to be issued
Total liabilities at fair value	$ 5,582	$ 9,225	$ 5,226